Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Basis of presentation and accounting policies
Schedule of subsidiaries of company

Holdings companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2019	2018	2017
Abafor S.A. (1)	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
ACI Airport Sudamérica S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A.U. (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
America International Airports LLC (AIA) (1)	USA	U.S. dollars	Holding company	100.00%	100.00%	100.00%
Cargo & Logistics S.A. (1)	Argentina	Argentine pesos	Holding company	81.49%	81.49%	81.49%
CASA Aeroportuaria S.A. (2)	Argentina	Argentine pesos	Holding company	—	99.98%	99.98%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A. (2)	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporación América Italia S.p.A.	Italy	Euros	Holding company	75.00%	75.00%	100.00%
Corporación América S.A.	Argentina	Argentine pesos	Holding company	95.37%	95.37%	95.37%
Corporación América Sudamericana S.A.	Panamá	U.S. dollars	Holding company	94.69%	94.69%	94.69%
DICASA Spain S.A.U. (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
GOFI Investments S.L (3)	Spain	Euros	Holding company	—	—	100.00%
Inframerica Participaçoes S.A. (1)	Brazil	Brazilian real	Holding company	99.97%	99.96%	99.96%
Yokelet S.L. (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(2) These companies were merged on June 30, 2019.

(3) This company was dissolved on March 15, 2018.

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2019	2018	2017
ACI do Brasil S.A.	Brazil	Brazilian real	Service company	99.99%	99.99%	—
Aerocombustibles Argentinos S.A.	Argentina	Argentine pesos	Fueling company	92.98%	92.98%	92.98%
Aeropuerto de Bahía Blanca S.A.	Argentina	Argentine pesos	Airports Operation	81.06%	81.06%	81.06%
Aeropuertos Argentina 2000 S.A.("AA2000") (4)	Argentina	Argentine pesos	Airports Operation	81.29%	81.29%	81.29%
Aeropuertos del Neuquén S.A.	Argentina	Argentine pesos	Airports Operation	74.10%	74.10%	74.10%
Armenia International Airports C.J.S.C.	Armenia	Dram	Airports Operation	100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A.	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.	Argentina	Argentine pesos	Fuel plants	76.29%	76.29%	76.29%
Inframerica Concessionária do Aeroporto de Brasilia S.A. ("ICAB")	Brazil	Brazilian real	Airports Operation	50.98%	50.98%	50.98%
Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. ("ICASGA")	Brazil	Brazilian real	Airports Operation	99.98%	99.98%	99.97%
Paoletti América S.A. (5)	Argentina	Argentine pesos	Service company	40.65%	40.65%	40.65%
Puerta del Sur S.A.	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A.	Argentina	Argentine pesos	Service company	81.39%	81.39%	81.39%
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") (6)	Ecuador	U.S. dollars	Airports Operation	49.99%	49.99%	49.99%
Texelrío S.A.	Argentina	Argentine pesos	Service company	56.91%	56.91%	56.91%
Toscana Aeroporti S.p.A. (7) (8)	Italy	Euros	Airports Operation	46.71%	46.71%	51.13%
Villalonga Furlong S.A.	Argentina	Argentine pesos	Service company	81.50%	81.50%	81.50%

(4) Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation is subject to the authorization by the ORSNA pursuant to section 7.2 of the Argentine Concession Agreement. As of the date of issuance of these Consolidated Financial Statements, the ORSNA has not issued any resolution approving or rejecting the aforementioned transaction. While this approval is pending, all economic and political rights pertaining to the shares, including all distributed dividends, have been assigned to Cedicor S.A.

(5) The group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(6) The group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(7) The group has control over this company based on having a majority stake in Corporación América Italia S.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(8) The group Toscana Aeroporti S.p.A. has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l., Toscana Aeroporti Handling S.r.l. and Vola S.r.l.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination

	Toscana Aeroporti S.p.A.
	December 31,	December 31,
	2019	2018
Non-current assets	245,541	239,489
Current assets	55,248	51,192
Total assets	300,789	290,681
Non-current liabilities	60,650	65,552
Current liabilities	105,298	89,414
Total liabilities	166,523	154,966
Equity	134,266	135,715
Revenue	145,633	155,482
Gross profit	41,061	40,405
Operating income	25,938	26,795
Financial Results	(1,752)	(1,543)
Share of income in associates	35	43
Income tax expense	(8,174)	(7,927)
Net income	16,047	17,368
Other comprehensive loss for the year	(2,722)	(6,115)
Total comprehensive income for the year	13,325	11,253
Dividends paid	(14,774)	(11,757)

Increase/(Decrease) in cash
Provided by operating activities	24,166	24,552
Used in investing activities	(8,452)	(11,765)
Used in financing activities	(9,240)	(11,181)

	Terminal Aeroportuaria de
	Guayaquil S.A.
	December 31,	December 31,
	2019	2018
Non-current assets	63,914	46,009
Current assets	50,629	44,145
Total assets	114,543	90,154
Non-current liabilities	17,839	2,098
Current liabilities	49,616	45,130
Total liabilities	67,455	47,228
Equity	47,088	42,926
Revenue	109,608	89,226
Gross profit	37,650	37,844
Operating income	20,663	18,717
Financial Results	125	(49)
Share of income in associates	—	—
Income tax expense	(2,047)	(4,053)
Net income	18,741	14,615
Other comprehensive income for the year	36	63
Total comprehensive income for the year	18,777	14,678
Dividends paid	(14,616)	(16,954)

Increase/(Decrease) in cash
Provided by operating activities	8,233	24,743
Provided by / (Used in) investing activities	18,035	(427)
Used in financing activities	(619)	(22,298)

	Inframerica Concessionária do
	Aeroporto de Brasília S.A.
	December 31,	December 31,
	2019	2018
Non-current assets	1,022,213	1,114,656
Current assets	42,369	38,807
Total assets	1,064,581	1,153,463
Non-current liabilities	972,476	1,036,857
Current liabilities	121,564	99,566
Total liabilities	1,094,040	1,136,423
Equity	(29,459)	17,040
Revenue	102,438	107,359
Gross profit	23,069	20,905
Operating income	12,592	4,188
Financial Results	(112,933)	(113,639)
Share of income in associates	—	—
Income tax expense	—	41,989
Net loss	(100,341)	(67,462)
Other comprehensive loss for the year	(2,307)	(10,552)
Total comprehensive loss for the year	(102,648)	(78,014)
Dividends paid	—	—

Increase / (Decrease) in cash
(Used in) / Provided by operating activities	(34,947)	42,185
Used in investing activities	(106)	(344)
Provided by / (Used in) financing activities	43,286	(30,561)

	Aeropuertos Argentina 2000 S.A.
	December 31,	December 31,
	2019	2018
Non-current assets	1,223,668	1,053,818
Current assets	145,516	199,532
Total assets	1,369,184	1,253,350
Non-current liabilities	513,118	503,679
Current liabilities	217,989	146,274
Total liabilities	731,107	649,953
Equity	638,077	603,397
Revenue	924,842	813,248
Gross profit	222,733	257,940
Operating income	149,788	197,846
Financial Results	(62,682)	(137,265)
Share of income in associates	—	—
Income tax expense	11,647	(33,388)
Net income	98,753	27,193
Other comprehensive loss for the year	(19,094)	(214,547)
Total comprehensive income / (loss) for the year	79,659	(187,354)
Dividends paid	(52,354)	—

Increase / (Decrease) in cash
(Used in) / Provided by operating activities	(66,850)	57,527
Provided by / (Used in) investing activities	14,639	(3,732)
Provided by / (Used in) financing activities	12,469	(33,687)

Schedule of estimated useful life of property, plant and equipment

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years

Schedule of recognized right-of-use assets

The recognized right-of-use assets as at January 1, 2019 relate to the following types of assets:

At January 1, 2019
Right-of-use asset
Land, building and improvements	10,103
Plant and production equipment	1,224
Vehicles, furniture and fixtures	519
11,846

Summary of measurement principles of IFRS 16 are only applied after that date

Lease liabilities

Operating lease commitments as at December 31, 2018	14,167
Discounted using lessee’s incremental borrowing rate	(2,204)
Operating lease commitments discounted at the date of initial application	11,963
Add: finance lease liabilities recognized as at December 31, 2018	1,715
(Less): short-term leases recognized on a straight-line basis as expense	(59)
(Less): low-value leases recognized on a straight-line basis as expense	(70)
Lease liability recognized as at January 1, 2019	13,549
Of which are:
Current lease liabilities	4,942
Non-current lease liabilities	8,607
13,549

Summary of recognized right-of-use assets

At January 1, 2019
Right-of-use asset
Land, building and improvements	10,103
Plant and production equipment	1,224
Vehicles, furniture and fixtures	519
11,846